Mining Interest, Plant and Equipment - Summary of Mining Interest, Plant and Equipment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2020	Apr. 30, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 37,618	$ 41,476
Ending balance	35,302	37,618
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	96,660	94,880
Additions	1,874	2,510
Sale of Altiplano	(2,137)
Impairment/Write down of equipment		(5,578)
Effect of foreign exchange	3,707	4,848
Ending balance	100,104	96,660
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	59,042	53,404
Depreciation for the year	3,303	3,899
Impairment/Write down of equipment		(774)
Effect of foreign exchange	2,457	2,513
Ending balance	64,802	59,042
Mining Interests [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,494
Ending balance	25,652	24,494
Mining Interests [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	68,430	64,358
Additions	1,613	1,338
Effect of foreign exchange	2,733	2,734
Ending balance	72,776	68,430
Mining Interests [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	43,936	40,312
Depreciation for the year	1,374	1,923
Effect of foreign exchange	1,814	1,701
Ending balance	47,124	43,936
Plant and Equipment Mining [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,976
Ending balance	9,616	10,976
Plant and Equipment Mining [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	25,469	23,176
Additions	251	1,055
Effect of foreign exchange	883	1,238
Ending balance	26,603	25,469
Plant and Equipment Mining [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,493	11,919
Depreciation for the year	1,851	1,768
Effect of foreign exchange	643	806
Ending balance	16,987	14,493
Plant and Equipment Altiplano [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,046
Ending balance		2,046
Plant and Equipment Altiplano [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,046	6,654
Additions		92
Sale of Altiplano	(2,137)
Impairment/Write down of equipment		(5,576)
Effect of foreign exchange	91	876
Ending balance		2,046
Plant and Equipment Altiplano [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		650
Depreciation for the year		118
Impairment/Write down of equipment		(774)
Effect of foreign exchange		6
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	102
Ending balance	34	102
Office equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	715	692
Additions	10	25
Impairment/Write down of equipment		(2)
Ending balance	725	715
Office equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	613	523
Depreciation for the year	78	90
Ending balance	$ 691	$ 613